Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ALGER FUNDS II
Central Index Key	0000092751
Amendment Flag	false
Document Creation Date	Feb. 19, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Mar. 01, 2015
Class A and C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A
Risk/Return:
Trading Symbol	SPECX
Class A and C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class C
Risk/Return:
Trading Symbol	ASPCX
Class A and C Prospectus | Alger Green Fund | Alger Green Fund Class A
Risk/Return:
Trading Symbol	SPEGX
Class A and C Prospectus | Alger Green Fund | Alger Green Fund Class C
Risk/Return:
Trading Symbol	AGFCX
Class A and C Prospectus | Alger Analyst Fund | Alger Analyst Fund Class A
Risk/Return:
Trading Symbol	SPEAX
Class A and C Prospectus | Alger Analyst Fund | Alger Analyst Fund Class C
Risk/Return:
Trading Symbol	AACYX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class A
Risk/Return:
Trading Symbol	SPEDX
Class A and C Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class C
Risk/Return:
Trading Symbol	ADOCX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class A
Risk/Return:
Trading Symbol	AAEMX
Class A and C Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class C
Risk/Return:
Trading Symbol	ACEMX
Class I Prospectus | Alger Spectra Fund | Alger Spectra Fund Class I
Risk/Return:
Trading Symbol	ASPIX
Class I Prospectus | Alger Green Fund | Alger Green Fund Class I
Risk/Return:
Trading Symbol	AGIFX
Class I Prospectus | Alger Analyst Fund | Alger Analyst Fund Class I
Risk/Return:
Trading Symbol	AAIYX
Class I Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class I
Risk/Return:
Trading Symbol	AIEMX
Class Z Prospectus | Alger Spectra Fund | Alger Spectra Fund Class Z
Risk/Return:
Trading Symbol	ASPZX
Class Z Prospectus | Alger Dynamic Opportunities Fund | Alger Dynamic Opportunities Fund Class Z
Risk/Return:
Trading Symbol	ADOZX
Class Z Prospectus | Alger Emerging Markets Fund | Alger Emerging Markets Fund Class Z
Risk/Return:
Trading Symbol	AZEMX